CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance (in dollars)	$ 1,341	$ 5,150
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	11,820,000	11,820,000
Preferred stock, shares outstanding	11,820,000	11,820,000
Preferred stock, liquidation preference (in dollars per share)	$ 25.00	$ 25.00
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	408,629,444	370,924,887
Common stock, shares outstanding	408,629,444	370,924,887